Cover	Mar. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2023
Entity File Number	333-260951
Entity Registrant Name	Longduoduo Co Ltd
Entity Central Index Key	0001892316
Entity Tax Identification Number	37-2018431
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	419 Floor 4, Comprehensive Building
Entity Address, Address Line Two	Second Light Hospital, Ordos Street
Entity Address, Address Line Three	Yuquan District, Hohhot
Entity Address, City or Town	Inner Mongolia
Entity Address, Country	CN
Entity Address, Postal Zip Code	0472
City Area Code	86
Local Phone Number	510-4980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LDDD
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false